Crypto assets held (Tables)	12 Months Ended
Mar. 31, 2026
Crypto Assets [Abstract]
Changes in Crypto Assets Held
The changes in crypto assets held (non-current assets) are as follows:

(Unit： In millions)
Crypto assets held(non-current assets)	Cryptocurrency
As of March 31, 2024	¥—
Additions (by business combination)	21
Additions (not by business combination)	458
Disposals	(435)
As of March 31, 2025	43
Additions (by business combination)	208
Additions (not by business combination)	2,230
Disposals	(2,304)
Foreign currency translation adjustments	10
As of March 31, 2026	¥186